Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2025	2024
Accrued payroll (1)	$9,026	$12,243
Deferred research and development credits (2)	5,771	7,224
Rebates and customer advances	678	628
Interest payable	1,887	678
Accrued duty, freight and related expenses (3)	12,343	16,459
Royalties	914	1,594
Value added tax payables	23	196
Other accrued expenses and liabilities	4,194	6,937
Accrued expenses and other current liabilities	$34,836	$45,959